Management of financial risks, financial instruments, and other risks (Details 4) - V A R [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Nu Financeira (i) / Nu Pagamentos (Brazil)	$ 249	$ 190
Nu Holdings (ii)	$ 14,419	$ 10,321